Long-Term Debt (Tables)	6 Months Ended
Jun. 30, 2018
Debt Disclosure [Abstract]
Summary of Long-Term Debt
Long-Term Debt

	June 30, 2018	December 31, 2017
	$	$
Revolving Credit Facilities	679,141	877,343
Senior Notes (8.5%) due January 15, 2020	585,841	592,657
Convertible Senior Notes (5%) due January 15, 2023	125,000	—
Norwegian Kroner-denominated Bonds due through October 2021	380,491	377,856
U.S. Dollar-denominated Term Loans due through 2031	1,410,348	1,358,798
Euro-denominated Term Loans due through 2023	217,621	232,957
Other U.S. Dollar-denominated loan	—	10,000
Total principal	3,398,442	3,449,611
Less unamortized discount and debt issuance costs	(49,109)	(31,906)
Total debt	3,349,333	3,417,705
Less current portion	(527,467)	(800,897)
Long-term portion	2,821,866	2,616,808